Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2020	Mar. 31, 2020
Derivative [Line Items]
Gross fair value of derivative assets	¥ 17,087	¥ 21,190
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	14,731	17,711
Impact of master netting agreements	(12,943)	(15,479)
Impact of collateral	(1,526)	(1,707)
Net exposure to credit risk	¥ 262	¥ 525